Financial Highlights	12 Months Ended
Dec. 31, 2014
Financial Highlights [Abstract]
Financial Highlights
8.  Financial Highlights

The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partners’ share of income, expenses and average net assets.

Charter Campbell

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$10.54	$9.69	$9.77

Interest Income	– (2)	– (2)	0.01
Expenses	(0.67)	(0.84)	(0.81)
Realized/Unrealized Income (1)	2.85	1.69	0.72

Net Income (Loss)	2.18	0.85	(0.08	)(3)

Net asset value, December 31:	$12.72	$10.54	$9.69

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.5)%	(8.1)%	(8.2)%
Expenses before Incentive Fees	6.6%	8.1%	8.2%
Expenses after Incentive Fees	6.6%	8.1%	8.2%
Total return before incentive fees	20.7%	8.8%	(0.8)%
Total return after incentive fees	20.7%	8.8%	(0.8)%

(1)	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amount less than 0.005%.

(3)	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.

Charter Aspect

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$16.27	$17.83	$20.94

Interest Income	– (2)	0.01	0.01
Expenses	(1.01)	(1.30)	(1.58)
Realized/Unrealized Income (Loss) (1)	5.83	(0.27)	(1.54)

Net Income (Loss)	4.82	(1.56)	(3.11)

Net asset value, December 31:	$21.09	$16.27	$17.83

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.2)%	(7.7)%	(7.9)%
Expenses before Incentive Fees	6.2%	7.7%	8.0%
Expenses after Incentive Fees	6.2%	7.7%	8.0%
Total return before incentive fees	29.6%	(8.7)%	(14.9)%
Total return after incentive fees	29.6%	(8.7)%	(14.9)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amount less than 0.005%.

Charter WNT

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$12.22	$11.37	$12.62

Interest Income	– (2)	0.01	0.01
Expenses	(1.10)	(0.88)	(0.92)
Realized/Unrealized Income (Loss) (1)	3.42	1.72	(0.34)

Net Income (Loss)	2.32	0.85	(1.25)

Net asset value, December 31:	$14.54	$12.22	$11.37

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.7)%	(7.5)%	(7.7)%
Expenses before Incentive Fees	6.2%	7.6%	7.8%
Expenses after Incentive Fees	8.7%	7.6%	7.8%
Total return before incentive fees	21.6%	7.5%	(9.9)%
Total return after incentive fees	19.0%	7.5%	(9.9)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amount less than 0.005%.